December 3, 2007

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Access Capital Strategies Community Investment Fund, Inc.

(SEC File Nos. 333-133206, 811-21889)

EDGAR Filing of Registration Statement

Dear Sir or Madam:

Please be advised that in lieu of filing a copy of a form of the Access Capital Strategies Community Investment Fund, Inc. prospectus and statement of additional information under Rule 497(c) under the Securities Act of 1933, as amended (the “Act”), we hereby certify the following pursuant to Rule 497(j) under the Act:

(1) that the form of the prospectuses and statement of additional information that would have been filed under Rule 497(c) of the Act would not have differed from that contained in Post-Effective Amendment No. 1 to the Registrant’s registration statement on Form N-2 (the “Registration Statement”) filed on November 28, 2007; and

(2) that the text of the Registration Statement was filed electronically with the Securities and Exchange Commission.

Should you have any questions, please contact the undersigned at (617) 236-7274.

Sincerely,

/s/ Kathlean Nunnally
Kathlean Nunnally
Secretary
Access Capital Strategies Community Investment Fund, Inc.

cc:	Martin E. Lybecker

Wilmer Cutler Pickering Hale and Dorr LLP